CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 1,017,148,142	$ 139,348,724	¥ 4,440,131,180		¥ 4,041,602,800
Restricted cash	83,387	11,424			6,056,699
Restricted cash included in other non-current assets	20,179,754		68,859,138
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 1,037,411,283	$ 142,124,763	¥ 4,508,990,318	$ 617,729,141	¥ 4,047,659,499	¥ 4,467,108,593